INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Balance at January 1	$ 2,151	$ 1,388
Additions for prior year tax positions	622	505
Additions in tax positions for current year	1,179	258
Balance at December 31	$ 3,952	$ 2,151